Subsequent Events (Details Narrative) - USD ($) $ in Thousands				1 Months Ended
	Jul. 16, 2018	Jul. 09, 2018	Jul. 09, 2018	Jun. 30, 2018	Feb. 04, 2018
Subsequent Event [Member]
Sale of stock percentage	51.00%
Sale of stock, value	$ 4,000
Subsequent Event [Member] | Saudi Arabian British Bank[Member]
Line of credit, term		4 years
New Term Loan Facility [Member] | Subsequent Event [Member]
Term loan facility		$ 50,000	$ 50,000
SABB Bilateral Term Loan Facility [Member] | Subsequent Event [Member]
Term loan facility		50,000	50,000
Drawn down amount		25,000	$ 25,000
Term loan credit facility, description			The facility is repayable in 15 equal quarterly installments. For the drawn down amount of SAR 92.5 million ($25.0 million), quarterly installments of SAR 6.2 million ($1.7 million) are repayable commencing from September 9, 2018 with the last installment due on February 9, 2022.
Periodic payment of loan			$ 1,700
Interest rate			2.75%
SABB Bilateral Term Loan Facility [Member] | Subsequent Event [Member] | SAR [Member]
Term loan facility		187,500	$ 187,500
Drawn down amount		$ 92,500	92,500
Periodic payment of loan			$ 6,200
Arab Petroleum Investors Corporation [Member]
Term loan facility					$ 50,000
Term loan credit facility, description				This facility was obtained from APICORP for a period of four years and is repayable in 16 equal quarterly installments of approximately $3.1 million, commencing from September 3, 2018, with the last installment due on May 3, 2022.
Line of credit, term				4 years
Interest rate				2.75%
Arab Petroleum Investors Corporation [Member] | September 3, 2018 [Member]
Periodic payment of loan				$ 3,100